DEBT (Details 14)	0 Months Ended			0 Months Ended		12 Months Ended	0 Months Ended
	Aug. 02, 2012 First Priority Notes due 2019	Feb. 03, 2013 First Priority Notes due 2019	Feb. 03, 2013 Second Priority Notes due 2020	Oct. 15, 2012 11.5% Senior Notes due 2020	Feb. 03, 2013 11.5% Senior Notes due 2020	Feb. 03, 2013 February 2013 Senior Unsecured Notes due 2020	Jan. 16, 2013 January 2013 Senior Subordinated Notes due 2021	Feb. 03, 2013 January 2013 Senior Subordinated Notes due 2021
Components of long-term debt
Mandatory redemption upon Change of Control, price as a percentage of principal		101.00%	101.00%		101.00%	101.00%		101.00%
Mandatory offer to purchase if Company sells assets, price as a percentage of principal		100.00%	100.00%		100.00%	100.00%		100.00%
Company agreement to make exchange offer for registered, publicly tradable notes in period of time	270 days			270 days		270 days	270 days
Company agreement to make additional interest payments if notes not registered within period of time	360 days			360 days		360 days	360 days
Incremental interest rate if notes are not registered within 360 days	0.50%			0.50%		0.50%	0.50%